NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE [Text Block]

19. NET LOSS PER SHARE

	December 31, 2021	December 31, 2020
Net loss for the year	$(32,933,645)	$(20,249,424)
Basic weighted average numbers of share outstanding (000's)	57,032	49,844
Diluted weighted average numbers of shares outstanding (000's)	57,032	49,844
Loss per share:
Basic	$(0.58)	$(0.41)
Diluted*	$(0.58)	$(0.41)

*Basic loss per share is computed by dividing net loss (the numerator) by the weighted average number of outstanding common shares for the period (the denominator). Options, RSUs, and DSUs outstanding have been excluded from computing diluted loss per share because they are anti-dilutive or not in the money.